Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Unless otherwise indicated or the context otherwise requires, references to “Fold,” “we,” “us,” “our,” and the “Company” refer to the business of Fold, Inc., a Delaware corporation, prior to the Closing of the Merger, and Fold Holdings, Inc. after the Closing of the Merger (as such terms are defined below). For any given valuation of bitcoin used herein, unless otherwise indicated, we use the market price of bitcoin on the Coinbase exchange at 11:59:59 pm UTC on the date stated.

Background and Business Combination

Fold Holdings, Inc. is a financial services company that operates across both U.S. dollars (“USD”) and bitcoin, and is designed to connect these systems in a seamless manner. Fold’s consumer offerings include an FDIC-insured checking account, a Visa debit card (the “Fold Debit Card”), a Visa credit card (the “Fold Credit Card”), bill payment services, a bitcoin gift card, and an extensive catalog of merchant reward offers. The Company also offers various forms of bitcoin buying and selling with low-to-zero fees and insured custody. By integrating both dollars and bitcoin across traditional financial services, the Company aims to act as a key point of entry for consumers to engage with and integrate bitcoin into their everyday lives. The Company’s products and services are available in the United States through the Fold mobile application (the “Fold App”).

On July 24, 2024, Fold, Inc. (“Fold Predecessor”) entered into a definitive agreement (the “Merger Agreement”) with FTAC Emerald Acquisition Corp. (“FTAC Emerald”), a publicly-traded special purpose acquisition company, providing for a proposed business combination (the “Merger”). The Merger was consummated on February 14, 2025 (the “Closing”). Following the Merger, FTAC Emerald changed its name to Fold Holdings, Inc. and effectively assumed all of Fold Predecessor’s material operations. The combined company now operates under the name Fold Holdings, Inc., and its common stock, par value $0.0001 per share (“Common Stock”) and warrants trade on the Nasdaq under the ticker symbols “FLD” and “FLDDW,” respectively. The Company is a remote-first company and does not designate a physical headquarters.

Liquidity and capital resources

As of June 30, 2026, the Company had cash and cash equivalents of $28.4 million and positive working capital of $17.8 million. The Company has a history of net operating losses, including an operating loss of $7.8 million for the three months ended June 30, 2026 and $15.6 million for the six months ended June 30, 2026. The Company has an accumulated deficit of $209.8 million as of June 30, 2026. Of that amount, $98.7 million relates to historical fair value adjustments on the Company’s SAFE notes which converted to Common Stock upon the closing of the Merger, $9.6 million relates to the loss on extinguishment of the December 2024 Initial Investor Note in June 2025, and $4.0 million relates to loss on extinguishment of debt recognized during the six months ended June 30, 2026.

As of June 30, 2026, the Company held 194 bitcoin in our Investment Treasury (as defined below), valued at $11.4 million based on the price of bitcoin as of that date. During February 2026, the Company sold 200 bitcoin for approximately $14.4 million, with the proceeds used in connection with the extinguishment of the June 2025 Amended Investor Note, as discussed below. During June 2026, the Company sold 632 bitcoin from its Investment Treasury for proceeds of $44.7 million, or approximately $70.8 thousand per bitcoin. From those proceeds, $20.0 million was used to repay in full the outstanding balance under the Company’s Credit Facility (as defined below), and the remaining $24.7 million was retained as unrestricted cash for general corporate purposes. As of June 30, 2026, we do not have any bitcoin held as collateral and restricted from operating use.

As of June 30, 2026, we held 77 bitcoin in our Rewards Treasury (as defined below), valued at $4.5 million, which matched our existing customer rewards liability, which is denominated in bitcoin. The Company anticipates being able to cover the costs for future rewards via future revenues and operational capital on hand.

The Company maintains a revolving credit facility (the “Credit Facility”) with Two Prime Lending Limited (“Two Prime”), pursuant to which the Company, upon the deposit of bitcoin as collateral, may borrow from Two Prime up to $45.0 million at an interest rate of 8.5% per annum. As of June 30, 2026, the Company has repaid in full the outstanding balance pursuant to the Credit Facility, and no bitcoin is held as collateral under this Credit Facility.

The Credit Facility has an initial one-year term from October 1, 2025, which automatically renews for successive one-year periods unless either party provides termination notice, and remains available for future borrowings, subject to its terms. Refer to Note 9 for further information.

On February 26, 2026, the Company closed on a transaction pursuant to which the March 2025 Investor Note was extinguished, at which time the 500 bitcoin that had been reserved as collateral for this note, valued at approximately $34.0 million, were returned to the investor. In conjunction with the extinguishment of the March 2025 Investor Note, the Company issued the February 2026 Investor Note (as defined in Note 9) for $13.0 million. On February 27, 2026, the June 2025 Amended Investor Note was extinguished with a cash repayment of $27.5 million, which included cash proceeds from the aforementioned sale of 200 bitcoin and additional cash proceeds received from the February 2026 Investor Note. Refer to Note 9 for further information regarding these transactions.

In June 2025, the Company entered into an agreement for a $250 million equity purchase facility (the “Facility”). Pursuant to the Facility, the Company, in its sole discretion, has the right, but not the obligation, to issue and sell up to $250 million in newly issued shares of the Company’s Common Stock, subject to certain conditions. The Company is not required to use the Facility and controls the timing and amount of any drawdown on the Facility, subject to certain restrictions under the Facility. The Company expects that any proceeds received by it from the Facility will be used for, without limitation, working capital, general corporate purposes, and purchasing additional bitcoin for the Company’s corporate treasury should the conditions to do so align with our treasury strategy. As of June 30, 2026, the Company sold 5.82 million shares of Common Stock pursuant to the Facility for gross proceeds of $7.5 million, and recognized $0.2 million of amortization related to deferred issuance costs. Refer to Note 10 for further information.

The Company performs an evaluation to determine whether there are conditions or events (known and reasonably knowable), considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed financial statements are available to be issued. Management expects that the Company’s existing cash and cash equivalents, accounts receivable, financing available from the Credit Facility and the Facility, and digital assets on hand through the date of filing, will be sufficient to enable the Company to fund its anticipated level of operations through one year from the date of this report.

There is limited historical financial information about the Company upon which to base an evaluation of its performance. The business is subject to risks inherent in the establishment of an emerging growth enterprise, including limited capital resources, possible delays in product development, and possible cost overruns due to price and cost increases in services. The Company may require additional capital to pursue certain business opportunities or respond to technological advancements, competitive dynamics or technologies, customer demands, challenges, or unforeseen circumstances.

We may continue to pursue additional capital via various capital instruments in the future; however, such funding may not be available on terms acceptable to us or at all. Although management believes that such capital sources will continue to be available, there can be no assurances that financing will be available to the Company when needed, or if available, on terms acceptable to the Company. If the Company is unable to obtain adequate financing on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited, which may adversely affect the Company’s business plan.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Unless otherwise indicated or the context otherwise requires, references to “Fold,” “we,” “us,” “our,” and the “Company” refer to the business of Fold, Inc., a Delaware corporation, prior to the Closing of the Merger, and Fold Holdings, Inc. after the Closing of the Merger (as such terms are defined below).

Background and Business Combination

Fold Holdings, Inc. is a bitcoin financial services company dedicated to expanding access to bitcoin through a comprehensive suite of consumer financial services. The Company was formed with the purpose of creating a modern financial services platform that allows customers to earn, accumulate, and utilize bitcoin in their everyday life. The Company offers consumers an FDIC insured checking account through Sutton Bank, a prepaid Visa debit card (the “Fold Debit Card”), a bitcoin rewards credit card (the “Fold Credit Card’), a bitcoin gift card, bill payments, and an extensive catalog of merchant reward offers. The Company also offers various forms of bitcoin buying and selling with low-to-zero fees and insured custody. By integrating bitcoin across traditional financial services, the Company acts as a key point of entry for consumers to engage with and integrate bitcoin into their everyday lives. The Company’s products and services are available in the United States through the Fold mobile application (the “Fold App”).

On July 24, 2024, Fold, Inc. (“Fold Predecessor”) entered into a definitive agreement (the “Merger Agreement”) with FTAC Emerald Acquisition Corp. (“FTAC Emerald”), a publicly-traded special purpose acquisition company, providing for a proposed business combination (the “Merger”). The registration statement for the Merger was declared effective by the SEC on January 23, 2025, the Merger was approved by FTAC Emerald’s shareholders on February 13, 2025, and the Merger was consummated on February 14, 2025 (the “Closing”). Following the Merger, FTAC Emerald changed its name to Fold Holdings, Inc. and effectively assumed all of Fold Predecessor’s material operations. The combined company now operates under the name Fold Holdings, Inc., and its common stock, par value $0.0001 per share (“Common Stock”) and warrants trade on the Nasdaq under the ticker symbols “FLD” and “FLDDW,” respectively. The Company is a remote-first company and does not designate a physical headquarters.

Liquidity and capital resources

As of December 31, 2025, the Company had cash and cash equivalents of $7.7 million and negative working capital of $3.0 million. The Company has a history of net operating losses, including an operating loss of $27.7 million for the year ended December 31, 2025. The Company has an accumulated deficit of $170.9 million as of December 31, 2025. Of that amount, $98.7 million relates to fair value adjustments on the Company’s SAFE notes, $9.6 million relates to loss on extinguishment of debt, and $0.9 million relates to fair value adjustments on convertible debt instruments.

As of December 31, 2025, the Company held 1,527 bitcoin in our Investment Treasury (as defined below), valued at $133.7 million based on the price of bitcoin as of that date. Of that amount, 1,000 bitcoin, valued at $87.5 million, were restricted from use as operating capital and served as collateral for our convertible notes and credit facility, which were collateralized by 800 bitcoin and 200 bitcoin, respectively.

As of December 31, 2025, we held 79 bitcoin in our Rewards Treasury (as defined below), valued at $6.9 million, which matched our existing customer rewards liability, which is denominated in bitcoin. The Company anticipates being able to cover the costs for future rewards via future revenues and operational capital on hand.

As of December 31, 2025, the Company had $66.3 million in principal debt outstanding in the form of two convertible notes. The June 2025 Amended Investor Note (as defined below) had a principal due of $20.0 million and was convertible into Common Stock at a conversion price of $9.00 per share. Refer to Note 10 for further details regarding the June 2025 Amended Investor Note and the amendment of its predecessor, and the December 2024 Initial Investor Note (as defined below). The June 2025 Amended Investor Note was secured by Fold’s assets as collateral, including 300 of Fold’s proprietary bitcoin, and was scheduled to mature on February 14, 2028. The March 2025 Investor Note had a principal balance of $46.3 million and was convertible into Common Stock at a price of $12.50 per share. This note was secured by Fold’s assets as collateral, including 500 of Fold’s proprietary bitcoin, and was scheduled to mature on March 6, 2030. On the maturity date, the Company was to transfer to the investor the balance of any bitcoin not previously released to the Company upon conversion of the March 2025 Investor Note to Common

Stock, with a maximum potential repayment of 500 bitcoin if no amounts convert to Common Stock during the life of the note. No cash payments by Fold were contemplated under the March 2025 Investor Note. Refer to Note 10 for further information regarding the conversion features of the convertible notes.

On February 26, 2026, the Company closed on a transaction pursuant to which the March 2025 Investor Note was extinguished, at which time the 500 bitcoin was returned to the investor. On February 27, 2026, the June 2025 Amended Investor Note was extinguished with a cash repayment of $27.5 million, which included cash proceeds from the sale of 200 bitcoin. Refer to Note 18 for further information regarding these transactions.

In June 2025, the Company entered into an agreement for a $250 million equity purchase facility (“Facility”). Pursuant to the Facility, the Company, in its sole discretion, has the right, but not the obligation, to issue and sell up to $250 million in newly issued shares of the Company’s Common Stock, subject to certain conditions. The Company is not required to use the Facility and controls the timing and amount of any drawdown on the Facility, subject to certain restrictions under the Facility. The Company expects that any proceeds received by it from the Facility will be used for, without limitation, purchasing additional bitcoin for the Company’s corporate treasury, working capital and general corporate purposes. As of December 31, 2025, the Company sold 1.42 million shares of Common Stock pursuant to the Facility for gross proceeds of $4.37 million, and recognized a nominal amount amortization related to deferred issuance costs. Refer to Note 11 for further information.

In October 2025, Fold, Inc. entered into a Master Loan Agreement with Two Prime Lending Limited (“Two Prime”), and subsequently entered into the First Amendment to the Master Loan Agreement (the “Amendment”) in November 2025. The Master Loan Agreement and Amendment established a revolving credit facility (the “Credit Facility”) pursuant to which Fold, Inc., upon the deposit of bitcoin as collateral, may borrow from Two Prime up to $45.0 million at an interest rate of 8.5% per annum. As of December 31, 2025, the Company had borrowed $10 million pursuant to the Credit Facility, which had been collateralized by 200 of Fold’s proprietary bitcoin, The entire loan is a fixed-term loan, with a prepayment option, and matures on September 30, 2026. Refer to Note 10 for further information.

The Company performs an evaluation to determine whether there are conditions or events (known and reasonably knowable), considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are available to be issued. Management expects that the Company’s existing cash and cash equivalents, accounts receivable, financing available from the Facility, and digital assets on hand through the date of filing, will be sufficient to enable the Company to fund its anticipated level of operations through one year from the date of this report.

There is limited historical financial information about the Company upon which to base an evaluation of its performance. The business is subject to risks inherent in the establishment of an emerging growth enterprise, including limited capital resources, possible delays in product development, and possible cost overruns due to price and cost increases in services. The Company may require additional capital to pursue certain business opportunities or respond to technological advancements, competitive dynamics or technologies, customer demands, challenges, or unforeseen circumstances. Additionally, the Company has incurred significant costs related to the Merger and becoming a public company.

We may continue to pursue additional capital via various capital instruments in the future, however, such funding may not be available on terms acceptable to us or at all. Although management believes that such capital sources will continue to be available, there can be no assurances that financing will be available to the Company when needed, or if available, on terms acceptable to the Company. If the Company is unable to obtain adequate financing on terms that are satisfactory to the Company, when the Company requires it, the Company’s ability to continue to grow or support the business and to respond to business challenges could be significantly limited, which may adversely affect the Company’s business plan.